Long-term loan (Narrative) (Details)	12 Months Ended
	Oct. 31, 2023 CAD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2022 CAD ($)	Oct. 31, 2022 USD ($)
Disclosure Of Detailed Information About Loan From Government [Line Items]
Long-term loan		$ 43,254		$ 43,796
Canada Emergency Business Account ("CEBA") program [Member]
Disclosure Of Detailed Information About Loan From Government [Line Items]
Long-term loan	$ 60,000	43,254	$ 60,000	$ 43,796
Early repayment amount for remaining loan forgiveness	40,000	$ 28,836
Amount of loan forgiveness if repaying balance loan before January 18, 2024	$ 20,000
Term loan interest rate per annum	5.00%	5.00%
Maturity date	The balance was not paid by January 18, 2024, and as a result, the total principal amount was subsequently converted to a 3-year term loan at 5% annual interest paid monthly, commencing January 19, 2024